Financial Instruments (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Amounts due from affiliate	$ 4,235	$ 4,286
Advances/ loans to joint ventures	3,397	3,263
Payment activity [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivable	4,425	7,563
Amounts due from affiliate	4,235	4,286
Advances/ loans to joint ventures	$ 3,397	$ 3,263